UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC 225 Pictoria Drive, Suite 450	Cincinnati, OH 45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Fuller & Thaler Behavioral Core Equity Fund

Schedule of Investments

June 30, 2016 (Unaudited)

	Shares	Fair Value
Common Stocks — 96.60%
Aerospace & Defense — 3.18%
AAR Corp.	5,800	$135,372
Vectrus, Inc. *	2,300	65,527

		200,899
Air Freight & Logistics — 0.66%
Atlas Air Worldwide Holdings, Inc. *	1,000	41,420

Auto Components — 1.22%
Strattec Security Corp.	600	24,462
Visteon Corp. *	800	52,648

		77,110
Banks — 5.13%
Central Pacific Financial Corp.	1,100	25,960
CNB Financial Corp.	800	14,240
Enterprise Financial Services Corp.	400	11,156
Farmers National Banc Corp.	1,300	11,440
Financial Institutions, Inc.	400	10,428
First BanCorp *	4,500	17,865
First Community Bancshares, Inc.	600	13,464
First Interstate BancSystem, Inc.	400	11,240
MBT Financial Corp.	1,400	11,200
Northrim BanCorp, Inc.	700	18,403
Old Line Bancshares, Inc.	400	7,200
Orrstown Financial Services, Inc.	700	12,635
Peapack-Gladstone Financial Corp.	700	12,957
Popular, Inc.	1,700	49,810
Southern First Bancshares, Inc. *	500	12,050
Southside Bancshares, Inc.	1,155	35,713
Suffolk BanCorp	500	15,655
United Community Banks, Inc.	600	10,974
WashingtonFirst Bankshares, Inc.	1,000	21,610

		324,000
Beverages — 1.03%
Primo Water Corp. *	5,500	64,955

Capital Markets — 1.22%
Evercore Partners, Inc. - Class A	1,300	57,447
Greenhill & Co., Inc.	600	9,660
Hennessy Advisors, Inc.	300	10,041

		77,148
Chemicals — 3.02%
KMG Chemicals, Inc.	2,500	64,975
Koppers Holdings, Inc. *	4,100	125,993

		190,968
Commercial Services & Supplies — 1.73%
Ennis, Inc.	5,700	109,326

Communications Equipment — 1.30%
Extreme Networks, Inc. *	13,900	47,121
Plantronics, Inc.	800	35,200

		82,321

See accompanying notes which are an integral part of this schedule of investments.

Construction & Engineering — 3.44%
IES Holdings, Inc. *	4,300	53,406
Quanta Services, Inc. *	7,100	164,152

		217,558
Containers & Packaging — 1.53%
AEP Industries, Inc.	1,200	96,552

Diversified Consumer Services — 1.08%
Cambium Learning Group, Inc. *	6,000	27,060
Collectors Universe, Inc.	2,100	41,475

		68,535
Diversified Telecommunications Services — 5.11%
Alaska Communications Systems Group, Inc. *	15,200	25,840
Cincinnati Bell, Inc. *	49,800	227,586
IDT Corp.	4,900	69,531

		322,957
Electronic Equipment, Instruments & Components — 5.48%
Insight Enterprises, Inc. *	1,100	28,600
Kimball Electronics, Inc. *	4,100	51,045
PC Connection, Inc.	1,300	30,940
SYNNEX Corp.	600	56,892
Tech Data Corp. *	2,000	143,700
Vishay Precision Group, Inc. *	2,600	34,892

		346,069
Energy Equipment & Services — 1.04%
PHI, Inc. *	2,600	46,488
Seadrill Ltd. *	5,900	19,116

		65,604
Food & Staples Retailing — 2.68%
Ingles Markets, Inc. - Class A	3,000	111,900
Village Super Market, Inc. - Class A	2,000	57,780

		169,680
Food Products — 1.33%
John B. Sanfilippo & Son, Inc.	700	29,841
Seneca Foods Corp. - Class A *	1,500	54,315

		84,156
Health Care Equipment & Supplies — 1.42%
Cutera, Inc. *	3,500	39,235
Utah Medical Products, Inc.	800	50,400

		89,635
Health Care Providers & Services — 5.55%
Addus HomeCare Corp. *	1,800	31,374
Amedisys, Inc. *	600	30,288
Civitas Solutions, Inc. *	1,800	37,494
CorVel Corp. *	800	34,544
Magellan Health, Inc. *	1,400	92,078
Owens & Minor, Inc.	1,700	63,546
Triple-S Management Corp. - Class B *	2,500	61,075

		350,399
Health Care Technology — 0.53%
Simulations Plus, Inc.	4,400	33,264

Hotels Restaurants & Leisure — 3.81%
Century Casinos, Inc. *	6,200	38,626
Del Frisco’s Restaurant Group, Inc. *	5,900	84,488
J Alexander’s Holdings, Inc. *	2,500	24,825
Marcus Corp./The	2,200	46,420
Monarch Casino & Resort, Inc. *	2,100	46,137

		240,496

See accompanying notes which are an integral part of this schedule of investments.

Household Durables — 1.83%
CSS Industries, Inc.	1,600	42,896
NACCO Industries, Inc.	1,300	72,800

		115,696
Household Products — 1.96%
Central Garden & Pet Co. - Class A *	3,800	82,498
Oil-Dri Corp of America	1,200	41,436

		123,934
Independent Power and Renewable Electricity Producers — 1.70%
Atlantic Power Corp.	43,300	107,384

Insurance — 4.20%
Ambac Financial Group, Inc. *	2,500	41,150
eHealth, Inc. *	4,200	58,884
Hallmark Financial Services, Inc. *	4,200	48,678
Investors Title Co.	200	19,050
Maiden Holdings Ltd.	2,200	26,928
OneBeacon Insurance Group Ltd.	4,300	59,340
United Insurance Holdings Corp.	700	11,466

		265,496
Internet Software & Services — 0.72%
DHI Group, Inc. *	1,800	11,214
Liquidity Services, Inc. *	2,300	18,032
Rightside Group Ltd. *	1,500	15,960

		45,206
IT Services — 3.86%
DST Systems, Inc.	300	34,929
Hackett Group, Inc.	2,100	29,127
Higher One Holdings, Inc. *	6,300	32,193
Leidos Holdings, Inc.	1,600	76,592
ManTech International Corp. - Class A	1,000	37,820
Planet Payment, Inc. *	7,400	33,226

		243,887
Leisure Products — 0.57%
Johnson Outdoors, Inc.	1,400	35,980

Life Sciences Tools & Services — 1.72%
Enzo Biochem, Inc. *	9,300	55,521
INC Research Holdings, Inc. - Class A *	1,400	53,382

		108,903
Machinery — 3.79%
Global Brass & Copper Holdings, Inc.	2,100	57,309
Miller Industries, Inc.	1,900	39,121
Omega Flex, Inc.	400	15,216
SPX Corp.	8,600	127,710

		239,356
Media — 0.75%
Reading International, Inc. - Class A *	3,800	47,462

Metals & Mining — 0.79%
Handy & Harman Ltd. *	1,900	49,761

Multi-Utilities — 1.08%
MDU Resources Group, Inc.	1,600	38,400
Unitil Corp.	700	29,869

		68,269
Oil, Gas & Consumable Fuels — 0.28%
Evolution Petroleum Corp.	3,200	17,504

Personal Products — 0.87%

See accompanying notes which are an integral part of this schedule of investments.

Nature’s Sunshine Products, Inc.	1,403		13,371
Nutraceutical International Corp. *	1,800		41,670

			55,041
Pharmaceuticals — 1.40%
Heska Corp. *	1,500		55,755
Phibro Animal Health Corp. - Class A	1,750		32,655

			88,410
Professional Services — 1.14%
CRA International, Inc. *	2,200		55,484
Volt Information Sciences, Inc. *	2,800		16,548

			72,032
Real Estate Investment Trusts (REITS) — 10.14%
Agree Realty Corp.	3,200		154,368
Armada Hoffler Properties, Inc.	6,600		90,684
CatchMark Timber Trust, Inc.	5,300		64,766
CorEnergy Infrastructure Trust, Inc.	4,580		132,133
Orchid Island Capital, Inc.	4,900		50,421
OUTFRONT Media, Inc.	2,200		53,174
RLJ Lodging Trust	2,800		60,060
Xenia Hotels & Resorts, Inc.	2,100		35,238

			640,844
Real Estate Management & Development — 0.88%
Marcus & Millichap, Inc. *	2,200		55,902

Road & Rail — 0.67%
Universal Truckload Services, Inc.	3,300		42,570

Semiconductors & Semiconductor Equipment — 0.62%
DSP Group, Inc. *	3,700		39,257

Software — 1.15%
Exa Corp. *	500		7,225
Rosetta Stone, Inc. *	3,100		24,025
Zedge, Inc. - Class B *	(a	)	1
Zix Corp. *	11,100		41,625

			72,876
Specialty Retail — 1.70%
Shoe Carnival, Inc.	2,300		57,638
Winmark Corp.	500		49,835

			107,473
Textiles, Apparel & Luxury Goods — 1.83%
Culp, Inc.	1,700		46,971
Perry Ellis International, Inc. *	3,400		68,408

			115,379
Thrifts & Mortgage Finance — 0.86%
Federal Agricultural Mortgage Corp. - Class C	300		10,446
Home Bancorp, Inc.	500		13,735
PennyMac Financial Services, Inc. - Class A *	1,000		12,490
Provident Financial Holdings, Inc.	400		7,320
Territorial BanCorp, Inc.	400		10,588

			54,579
Trading Companies & Distributors — 0.60%
Lawson Products, Inc. *	1,900		37,734

Total Common Stocks (Cost $5,657,219)			6,103,987

See accompanying notes which are an integral part of this schedule of investments.

Cash Equivalents — 3.10%
Federated U.S. Treasury Cash Reserves – Service Shares, 0.00% (b)	195,907	195,907

Total Cash Equivalents (Cost $195,907)		195,907

Total Investments – 99.70% (Cost $5,853,126)		6,299,894

Other Assets in Excess of Liabilities – 0.30%		18,891

NET ASSETS – 100.00%		$6,318,785

(a)	Share amount is less than half a share.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2016.
*	Non-income producing security.

The industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS®

(“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC

(“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At June 30, 2016, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$5,896,216	$575,085	$(171,407)	$403,678

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments

June 30, 2016

(Unaudited)

The Fuller & Thaler Behavioral Core Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

June 30, 2016

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to the Board of Trustees (“Board”) approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security may be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fuller & Thaler Asset Management, Inc. (the “Adviser”), in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in open-end mutual funds, including money market securities, are generally priced at the ending NAV provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with Capitol Series Trust’s (the “Trust”) valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Common Stocks *	$6,103,987	$—	$—	$6,103,987
Cash Equivalents	195,907	—	—	195,907
Total	6,299,894	—	—	6,299,894

*	Refer to Schedule of Investments for industry classifications.

Fuller & Thaler Behavioral Core Equity Fund

Related Notes to the Schedule of Investments – (continued)

June 30, 2016

(Unaudited)

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels as of June 30, 2016.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Capitol Series Trust

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	8/25/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller, President

Date	8/25/2016

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	8/25/2016